Employee benefit plans - Summary of sensitivity of the overall pension obligation to changes in the weighted principal assumptions (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase (as a percent)	0.50%
Change in assumption, decrease (as a percent)	0.50%
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ (166)
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 199
Salary escalation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase (as a percent)	0.50%
Change in assumption, decrease (as a percent)	0.50%
Impact on overall obligation, due to 0.5 % decrease in actuarial assumption	$ (163)
Impact on overall obligation, due to 0.5 % increase in actuarial assumption	$ 194